Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 8 — Employee Benefit Plan

We maintained a 401(k) plan for employees meeting eligibility requirements under which employees may contribute up to 100% of their eligible compensation, subject to IRS limitations. Our employer matching contributions to the plan were discretionary as determined by our board of directors. There were no employer contributions in 2012. In June 2012, we terminated our 401(k) plan.